Schedule of Uncertain Tax Positions and Income Tax Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Mar. 31, 2017
Income Tax [Line Items]
Tax liabilities for uncertain tax positions	$ 18,279
Income tax payable	$ 4,050
Predecessor
Income Tax [Line Items]
Tax liabilities for uncertain tax positions		$ 11,751
Income tax payable		$ 13,936